Acquisition (Tables)	12 Months Ended
Dec. 31, 2014
Acquisition [Abstract]
Schedule of Acquisition
Consideration:
Cash	$9,000
Fair value of contingent consideration arrangement	3,820
Fair value of total consideration transferred	12,820
Acquisition related costs included in G&A	900
Recognized amounts of identifiable assets acquired and liabilities assumed:
Current assets	2,621
Fixed assets	1,350
Intangible assets	6,154
Current liabilities	(2,097)
Long term deferred taxes	(1,355)
Long-term debt	(238)
Total identifiable net assets assumed	6,435
Goodwill	6,385
Total	$12,820